Contingent assets and liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2012
Contingent assets and liabilities - Text Details (Detail) [Line Items]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	(19.0)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	21.0	€ 40.0
Claim filed by LGE	€ 64.6
Legal proceedings contingent liability [member] | Company and LG Electronics Inc [Member]
Contingent assets and liabilities - Text Details (Detail) [Line Items]
Fine payable recognized			€ 509.0